Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Manor Fund
Account Value [Line Items]
Accumulated Value	$ 27,840	$ 24,615	$ 23,071	$ 21,595	$ 19,217	$ 17,666	$ 16,890	$ 15,620	$ 18,911	$ 17,487	$ 14,603	$ 12,335	$ 13,783	$ 12,202	$ 10,471	$ 12,299	$ 13,016	$ 11,770	$ 10,697	$ 9,646	$ 10,000
Growth Fund
Account Value [Line Items]
Accumulated Value	37,760	32,504	32,707	29,281	26,279	24,176	21,405	21,413	25,906	22,594	20,255	16,547	15,993	14,298	12,231	13,364	13,079	11,613	10,449	9,861	10,000
Bond Fund
Account Value [Line Items]
Accumulated Value	10,915	10,692	10,289	10,120	10,191	9,874	9,784	9,998	10,636	10,730	10,958	11,047	10,349	10,270	9,929	9,767	9,864	9,903	9,874	10,154	10,000
Lipper Large Cap Core [Member]
Account Value [Line Items]
Accumulated Value	37,043	33,700	31,425	29,523	25,440	23,413	20,403	19,744	24,572	22,369	19,490	15,993	16,697	15,161	12,944	13,887	13,640	12,214	11,203	10,295	10,000
S P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	39,827	35,882	33,786	31,157	27,025	25,015	21,399	20,916	26,132	23,401	20,304	16,620	17,149	15,460	13,042	14,002	13,640	12,242	11,196	10,384	10,000
Lipper Large Cap Growth [Member]
Account Value [Line Items]
Accumulated Value	44,212	40,591	38,028	35,120	29,092	26,299	20,216	20,541	29,731	27,723	24,411	19,530	17,573	16,035	13,174	14,443	13,240	11,775	10,047	9,605	10,000
S P 500 Index Growth [Member]
Account Value [Line Items]
Accumulated Value	39,827	35,882	33,786	31,157	27,025	25,015	21,399	20,916	26,132	23,401	20,304	16,620	17,149	15,460	13,042	14,002	13,640	12,242	11,196	10,384	10,000
Lipper U S Govt Index [Member]
Account Value [Line Items]
Accumulated Value	11,634	11,318	10,861	10,677	10,747	10,469	10,215	10,586	11,549	11,565	11,775	11,754	10,994	10,848	10,378	10,193	10,301	10,271	10,117	10,423	10,000
Bloomberg Barclays [Member]
Account Value [Line Items]
Accumulated Value	$ 11,895	$ 11,613	$ 11,168	$ 10,928	$ 10,905	$ 10,571	$ 10,457	$ 10,680	$ 11,338	$ 11,404	$ 11,536	$ 11,541	$ 10,906	$ 10,779	$ 10,365	$ 10,150	$ 10,221	$ 10,228	$ 10,106	$ 10,366	$ 10,000